Cover	Dec. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2021
Entity File Number	001-38255-NY
Entity Registrant Name	PHI GROUP, INC.
Entity Central Index Key	0000704172
Entity Tax Identification Number	90-0114535
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2323 Main Street
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	702
Local Phone Number	475-5430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PHIL